INCOME TAXES (Details 5)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAXES
Unrecognized tax benefits	$ 3,547,000			¥ 22,978,000
Deferred tax assets related to tax loss carry forwards	$ 1,054,000		¥ 13,178,000	¥ 6,828,000
Period in which the amount of unrecognized tax benefits will change	12 months	12 months
Penalty expense	$ 341,000	¥ 2,206,000	99,000
Interest expense	250,000	1,619,000	2,031,000
Roll-forward of accrued unrecognized tax benefits
Balance-beginning	3,847,000	24,917,000	24,301,000
Increase based on tax positions related to the current year	49,000	321,000	1,518,000
Decrease of tax positions related to prior year	(349,000)	(2,260,000)	(902,000)
Reclassified as liabilities held for sale (Note 10)	(743,000)	(4,813,000)
Balance-ending	$ 2,804,000	¥ 18,165,000	¥ 24,917,000